Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 CLP ($)
Disclosure of cash and cash equivalents [Line Items]
Beginning balance	$ 843,700,974
Financing Cash Flows, From	150,000,000
Financing Cash Flows, Used	(162,975,507)
Financing Cash Flows, Interest paid	(43,816,959)
Financing Cash Flows, Total	(56,792,466)
Non-Cash Changes, Changes in fair value	(25,059,561)
Non-Cash Changes, Foreign exchange differences	(58,074,683)
Non-Cash Changes, Financial costs	49,437,310
Non-Cash Changes, Other changes	(4,501,595)
Ending balance	748,709,979
Bank Loans [Member]
Disclosure of cash and cash equivalents [Line Items]
Beginning balance	4,274
Financing Cash Flows, Used	(4,156)
Financing Cash Flows, Interest paid	(12,581)
Financing Cash Flows, Total	(16,737)
Non-Cash Changes, Financial costs	12,585
Ending balance	122
Unsecured Obligations [Member]
Disclosure of cash and cash equivalents [Line Items]
Beginning balance	802,306,161
Financing Cash Flows, Used	(5,530,327)
Financing Cash Flows, Interest paid	(43,514,578)
Financing Cash Flows, Total	(49,044,905)
Non-Cash Changes, Foreign exchange differences	(33,226,098)
Non-Cash Changes, Financial costs	43,544,427
Ending balance	763,579,585
Finance Leases [Member]
Disclosure of cash and cash equivalents [Line Items]
Beginning balance	17,749,647
Financing Cash Flows, Used	(2,592,236)
Financing Cash Flows, Total	(2,592,236)
Non-Cash Changes, Foreign exchange differences	(1,359,668)
Non-Cash Changes, Financial costs	811,171
Ending balance	14,608,914
Financial Derivatives for Hedging [Member]
Disclosure of cash and cash equivalents [Line Items]
Beginning balance	23,640,892
Financing Cash Flows, Used	(3,543,399)
Financing Cash Flows, Total	(3,543,399)
Non-Cash Changes, Changes in fair value	(25,059,561)
Non-Cash Changes, Foreign exchange differences	(23,488,917)
Non-Cash Changes, Financial costs	3,473,938
Non-Cash Changes, Other changes	(4,501,595)
Ending balance	(29,478,642)
Loans to Related Parties [Member]
Disclosure of cash and cash equivalents [Line Items]
Financing Cash Flows, From	150,000,000
Financing Cash Flows, Used	(150,000,000)
Financing Cash Flows, Interest paid	(289,800)
Financing Cash Flows, Total	(289,800)
Non-Cash Changes, Financial costs	289,800
Other obligations [Member]
Disclosure of cash and cash equivalents [Line Items]
Financing Cash Flows, Used	(1,305,389)
Financing Cash Flows, Total	(1,305,389)
Non-Cash Changes, Financial costs	$ 1,305,389